UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2007
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name: Sky Investment Group LLC
Address: One Financial Plaza
Suite 2010
Hartford CT 06103
13F File Number: 028-11663
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Person Signing this Report on Behalf of Reporting Manager:
Name: William Newman
Title: Chief Financial Officer
Phone: 866-761-9701
Signature, Place, and Date of Signing:
William Newman, Hartford CT, October 15, 2007
Report Type (Check only one.):
[ X] 13F HOLDINGS REPORT.
[ ] 13F NOTICE.
[ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:



FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 31
Form 13F Information Table Value Total: $110,369
List of Other Included Managers:0
No. 13F File Number Name 028-1166


Item 1  Name of Issuer
Item 2
Item 3
Item 4
Item 5
a) Sole
b)
Shared
c)
other
Item
7
Item 8 a)
b)
c)
ABBOTT LABORATORIES
Common Stocks
2824100
258
4816
4816
0
0

4816
0
0
AIR PRODUCTS & CHEMICALS INC
Common Stocks
9158106
244
2500
2500
0
0

2500
0
0
ALTRIA GROUP INC
Common Stocks
02209S103
2931
42153
42153
0
0

42153
0
0
AMDOCS LIMITED
Common Stocks
G02602103
240
6450
6450
0
0

6450
0
0
AMERICAN ELECTRIC POWER
Common Stocks
25537101
690
14964
14964
0
0

14964
0
0
ANHEUSER-BUSCH COS. INC
Common Stocks
35229103
466
9331
9331
0
0

9331
0
0
APARTMENT INVT & MGMT CO - A
Common Stocks
03748R101
3159
70000
70000
0
0

70000
0
0
AT&T INC NEW
Common Stocks
00206R102
2861
67622
67622
0
0

67622
0
0
BANK OF AMERICA CORP
Common Stocks
60505104
781
15529
15529
0
0

15529
0
0
BERKSHIRE HATHAWAY INC - CL B
Common Stocks
84670207
2158
546
546
0
0

546
0
0
BP PLC - ADR
Common Stocks
55622104
280
4036
4036
0
0

4036
0
0
CBS CORP NEW CL B
Common Stocks
124857202
2239
71074
71074
0
0

71074
0
0
CHEVRON CORP
Common Stocks
166764100
1555
16616
16616
0
0

16616
0
0
CINCINNATI FINANCIAL CORP
Common Stocks
172062101
2180
50342
50342
0
0

50342
0
0
CISCO SYSTEMS INC
Common Stocks
17275R102
2071
62500
62500
0
0

62500
0
0
CITIGROUP INC
Common Stocks
172967101
2223
47622
47622
0
0

47622
0
0
COCA-COLA CO
Common Stocks
191216100
3075
53503
53503
0
0

53503
0
0
COLGATE-PALMOLIVE CO
Common Stocks
194162103
227
3184
3184
0
0

3184
0
0
CONOCOPHILLIPS
Common Stocks
20825C104
2203
25099
25099
0
0

25099
0
0
DANAHER CORP
Common Stocks
235851102
1670
20195
20195
0
0

20195
0
0
ELI LILLY & CO
Common Stocks
532457108
1728
30358
30358
0
0

30358
0
0
ERHC ENERGY INC
Common Stocks
26884J104
10
40000
40000
0
0

40000
0
0
EXELON CORPORATION
Common Stocks
30161N101
582
7719
7719
0
0

7719
0
0
EXXON MOBIL CORP
Common Stocks
30231G102
5556
60031
60031
0
0

60031
0
0
FANNIE MAE
Common Stocks
313586109
2037
33490
33490
0
0

33490
0
0
FIFTH THIRD BANCORP
Common Stocks
316773100
1889
55742
55742
0
0

55742
0
0
GENENTECH INC.
Common Stocks
368710406
243
3115
3115
0
0

3115
0
0
GENERAL ELECTRIC CO
Common Stocks
369604103
4490
108466
108466
0
0

108466
0
0
GENERAL MILLS INC
Common Stocks
370334104
332
5715
5715
0
0

5715
0
0
HALLIBURTON CO
Common Stocks
406216101
2059
53631
53631
0
0

53631
0
0
HEWLETT-PACKARD CO
Common Stocks
428236103
3472
69731
69731
0
0

69731
0
0
HONEYWELL INTL INC
Common Stocks
438516106
258
4344
4344
0
0

4344
0
0
HSBC HOLDINGS PLC - ADR
Common Stocks
404280406
370
4001
4001
0
0

4001
0
0
HYFLUX LTD
Common Stocks
Y3817K105
29
15000
15000
0
0

15000
0
0
ILLINOIS TOOL WORKS
Common Stocks
452308109
2505
41995
41995
0
0

41995
0
0
INTEL CORP
Common Stocks
458140100
1884
72835
72835
0
0

72835
0
0
JOHNSON & JOHNSON
Common Stocks
478160104
3295
50157
50157
0
0

50157
0
0
JOHNSON CONTROLS INC
Common Stocks
478336107
295
2500
2500
0
0

2500
0
0
KIMBERLY-CLARK CORP
Common Stocks
494368103
2214
31511
31511
0
0

31511
0
0
KRAFT FOODS
Common Stocks
50075N104
605
17536
17536
0
0

17536
0
0
MEDTRONIC INC
Common Stocks
585055106
2427
43016
43016
0
0

43016
0
0
MERCK & CO INC
Common Stocks
589331107
2462
47635
47635
0
0

47635
0
0
MICROSOFT CORP
Common Stocks
594918104
2032
68960
68960
0
0

68960
0
0
NABORS INDUSTRIES
Common Stocks
G6359F103
204
6635
6635
0
0

6635
0
0
ORACLE CORP
Common Stocks
68389X105
206
9500
9500
0
0

9500
0
0
PEPSICO INC
Common Stocks
713448108
4106
56047
56047
0
0

56047
0
0
PRAXAIR INC
Common Stocks
74005P104
2621
31296
31296
0
0

31296
0
0
PROCTER & GAMBLE CO
Common Stocks
742718109
5262
74810
74810
0
0

74810
0
0
ROCHE HOLDINGS LTD - ADR
Common Stocks
771195104
1410
15607
15607
0
0

15607
0
0
ROYAL DUTCH SHELL PLC - ADR A
Common Stocks
780259206
2302
28015
28015
0
0

28015
0
0
SCHERING-PLOUGH CORP
Common Stocks
806605101
242
7660
7660
0
0

7660
0
0
SPECTRA ENERGY
Common Stocks
847560109
1976
80736
80736
0
0

80736
0
0
T ROWE PRICE GROUP INC
Common Stocks
74144T108
3250
58361
58361
0
0

58361
0
0
TARGET CORP
Common Stocks
87612E106
2090
32870
32870
0
0

32870
0
0
TEXAS INSTRUMENTS INC
Common Stocks
882508104
2138
58435
58435
0
0

58435
0
0
TEXTRON INC
Common Stocks
883203101
232
3736
3736
0
0

3736
0
0
UBS AG - NEW
Common Stocks
H89231338
1770
33235
33235
0
0

33235
0
0
UNITED PARCEL SERVICE - CL B
Common Stocks
911312106
2037
27125
27125
0
0

27125
0
0
UNITED TECHNOLOGIES CORP
Common Stocks
913017109
3691
45858
45858
0
0

45858
0
0
VERIZON COMMUNICATIONS INC
Common Stocks
92343V104
1136
25654
25654
0
0

25654
0
0
VIACOM INC NEW CL B
Common Stocks
92553P201
843
21634
21634
0
0

21634
0
0
WALGREEN CO
Common Stocks
931422109
2327
49250
49250
0
0

49250
0
0
WP CAREY & CO. LLC
Common Stocks
92930Y107
241
7650
7650
0
0

7650
0
0